ADVANCE TO SUPPLIERS	12 Months Ended
Dec. 31, 2021
Advance To Suppliers
ADVANCE TO SUPPLIERS	Note 6 ADVANCE TO SUPPLIERS Balances of advances to suppliers were $42,969 and $1,732 as of December 31, 2021 and 2020, respectively, which represented prepayments to suppliers for raw materials.